Income Tax - Summary Of Income Tax Provision (Detail)	11 Months Ended
Dec. 31, 2020 USD ($)
Federal
Current	$ 10,070
Deferred	(335,155)
State
Current	0
Deferred	0
Change in valuation allowance	335,155
Income tax provision	$ 10,070